Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Schedule of inventory
Raw materials and components	$ 15,115	$ 15,756
Finished products	10,008	19,099
Inventories	$ 25,123	$ 34,855